Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income	$ 66,790	$ 59,067	$ 63,351
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of equity securities at fair value	2,685	0	0
Proceeds from sales of loans held for sale	380,739	356,207	549,079
Disbursements for loans held for sale	(370,575)	(334,174)	(514,244)
Provision for credit losses	4,468	6,210	5,341
Deferred income tax (benefit) expense	(1,248)	215	(359)
Net deferred loan fees (costs)	961	1,244	(4,155)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	10,005	10,019	10,827
Net gains on mortgage loans	(6,579)	(7,436)	(6,431)
Net gains on equity securities at fair value	(2,685)	0	0
Net (gains) losses on securities available for sale	428	222	275
Share based compensation	2,332	2,229	2,143
Increase in accrued income and other assets	(25,187)	(14,617)	(25,843)
Increase (decrease) in accrued expenses and other liabilities	1,017	(3,597)	14,648
Total Adjustments	(3,639)	16,522	31,281
Net Cash From Operating Activities	63,151	75,589	94,632
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	39,517	278	70,523
Proceeds from the sale of securities held to maturity previously charged off	1,125	0	0
Proceeds from maturities, prepayments and calls of securities available for sale	81,092	122,806	167,550
Proceeds from maturities, prepayments and calls of securities held to maturity	18,811	22,317	21,964
Purchases of securities available for sale	0	0	(137,550)
Purchases of securities held to maturity	(3,628)	(1,740)	(2,658)
Proceeds from the redemption of Federal Home Loan Bank stock	722	1,310	774
Purchase of Federal Home Loan Bank stock	0	(478)	0
Net increase in portfolio loans (loans originated, net of principal payments)	(271,800)	(361,609)	(606,069)
Proceeds from the sale of portfolio loans	20,780	56,561	63,564
Proceeds from the sale of other real estate and repossessed assets	892	650	723
Proceeds from bank-owned life insurance	1,320	1,336	433
Proceeds from the sale of property and equipment	960	1,648	1,833
Capital expenditures	(7,950)	(6,024)	(5,679)
Net Cash Used In Investing Activities	(118,159)	(162,945)	(424,592)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	31,209	243,810	261,979
Net increase (decrease) in other borrowings	(17)	(60,980)	60,997
Proceeds from Federal Home Loan Bank advances	130,000	135,000	290,000
Payments of Federal Home Loan Bank advances	(135,000)	(110,000)	(295,000)
Dividends paid	(20,045)	(19,327)	(18,565)
Proceeds from issuance of common stock	13	70	77
Repurchase of common stock	0	(5,157)	(4,010)
Share based compensation withholding obligation	(1,051)	(650)	(620)
Net Cash From Financing Activities	5,109	182,766	294,858
Net Increase (Decrease) in Cash and Cash Equivalents	(49,899)	95,410	(35,102)
Cash and Cash Equivalents at Beginning of Year	169,781	74,371	109,473
Cash and Cash Equivalents at End of Year	119,882	169,781	74,371
Cash paid during the year for
Interest	103,953	79,101	17,657
Income taxes	13,900	16,100	10,040
Transfers to other real estate and repossessed assets	1,091	783	719
Right of use assets obtained in exchange for lease obligations	2,354	865	791
Transfer of securities available for sale to held to maturity	0	0	391,618
Transfer of mortgage loans to held for sale	$ 0	$ 0	$ 20,367